Derivative Contracts and Collateralized Indebtedness (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Schedule of interest rate swap contracts
The table below summarizes certain terms of these interest rate swap contracts as of December 31, 2010:

Maturity Date	Notional Amount	Weighted Average Fixed Rate Paid by the Company	Weighted Average Effective Floating Rate Received by the Company at December 31, 2010*

June 2012	$2,600,000	4.86%	0.30%
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*	Represents the floating rate received by the Company under its interest rate swap contracts at December 31, 2010 and does not represent the rates to be received by the Company on future payments.

Location of assets and liabilities associated with derivative instruments within the consolidated balance sheets
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets at December 31, 2010 and December 31, 2009:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments Under ASC Topic 815	Balance Sheet Location	Fair Value at December 31, 2010	Fair Value at December 31, 2009	Fair Value at December 31, 2010	Fair Value at December 31, 2009

Interest rate swap contracts	Current derivative contracts	$-	$-	$-	$9,294

Interest rate swap contracts	Long-term derivative contracts	-	-	167,278	202,168

Prepaid forward contracts	Current derivative contracts	-	37,137	47,251	-

Prepaid forward contracts	Long-term derivative contracts	-	8,361	12,049	9,528

Total derivative contracts		$-	$45,498	$226,578	$220,990

Impact and location of derivative instruments within the consolidated statements of operations
The following represents the impact and location of the Company's derivative instruments within the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008:

Derivatives Not Designated as Hedging		Amount of Gain (Loss) Recognized
Instruments Under	Location of Gain	Years Ended December 31,
ASC Topic 815	(Loss) Recognized	2010	2009	2008

Interest rate swap contracts	Loss on interest rate swap contracts, net	$(85,013)	$(75,631)	$(202,840)

Prepaid forward contracts	Gain (loss) on equity derivative contracts, net	(72,044)	631	51,772

Total derivative contracts		$(157,057)	$(75,000)	$(151,068)

Summary of the settlement of collateralized indebtedness
The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast Corporation shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts for the years ended December 31, 2010 and 2009.  The cash was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares.  The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.

	Years Ended December 31,
	2010	2009

Number of shares	8,069,934	10,738,809

Collateralized indebtedness settled	$(171,400)	$(239,756)
Derivative contracts settled	23,226	78,398
	(148,174)	(161,358)
Proceeds from new monetization contracts	148,174	161,358
Net cash receipt	$-	$-